OVERVIEW AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Oct. 31, 2018
Accounting Policies [Abstract]
OVERVIEW AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
OVERVIEW, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Overview.  Keysight Technologies, Inc. ("we," "us," "Keysight" or the "company"), incorporated in Delaware on December 6, 2013, is a technology company providing electronic design and test solutions that are used in the design, development, manufacture, installation, deployment, validation, optimization and secure operation of electronics systems to communications, networking and electronics industries. In addition, we provide testing, visibility, and security solutions, strengthening applications across physical and virtual networks. We also offer customization, consulting and optimization services throughout the customer's product lifecycle, including start-up assistance, instrument productivity, application services and instrument calibration and repair.
Basis of Presentation.  We have prepared the accompanying financial statements pursuant to the rules and regulations of the SEC and in conformity with generally accepted accounting principles in the U.S. ("GAAP"). Our fiscal year end is October 31. Unless otherwise stated, all years and dates refer to our fiscal year.
Management is responsible for the fair presentation of the accompanying consolidated financial statements, prepared in accordance with GAAP, and has full responsibility for their integrity and accuracy. In the opinion of management, the accompanying consolidated financial statements contain all normal and recurring adjustments necessary to present fairly our consolidated balance sheet and our consolidated statement of operations, statement of comprehensive income, statement of cash flows and statement of equity.
Principles of consolidation.  The consolidated financial statements include the accounts of the company and our wholly- and majority-owned subsidiaries. All significant inter-company transactions have been eliminated.
Use of Estimates.  The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in our consolidated financial statements and accompanying notes. Management bases its estimates on historical experience and various other assumptions believed to be reasonable. Although these estimates are based on management's knowledge of current events and actions that may impact the company in the future, actual results may be different from the estimates. Our critical accounting policies are those that affect our financial statements materially and involve difficult, subjective or complex judgments by management. Those policies are revenue recognition, inventory valuation, share-based compensation, retirement and post-retirement plan assumptions, valuation of goodwill and other intangible assets, warranty, loss contingencies, restructuring and accounting for income taxes.
Acquisitions. On April 18, 2017 we acquired all of the outstanding common stock of Ixia for $1,622 million, net of $72 million of cash acquired. On August 31, 2017 we acquired all of the outstanding common stock of ScienLab for $60 million, net of $2 million of cash acquired. See Note 3, "Acquisitions," for further discussion of the company's acquisitions.
Revenue recognition.  We enter into agreements to sell products (hardware and/or software), services and other arrangements (multiple-element arrangements) that include combinations of products and services.
We recognize revenue, net of trade discounts and allowances, provided that (1) persuasive evidence of an arrangement exists, (2) delivery has occurred, (3) the price is fixed or determinable and (4) collectability is reasonably assured. Delivery is considered to have occurred when title and risk of loss have transferred to the customer, for products, or when the service has been provided. We consider the price to be fixed or determinable when the price is not subject to refund or adjustments. We consider arrangements with extended payment terms not to be fixed or determinable, and accordingly we defer revenue until amounts become due. At the time of the transaction, we evaluate the creditworthiness of our customers to determine the appropriate timing of revenue recognition.
Product revenue.  Our product revenue is generated predominantly from the sales of various types of test equipment and associated software. Product revenue, including sales to resellers and distributors, is reduced for estimated returns, when appropriate. For sales or arrangements that include customer-specified acceptance criteria, including those where acceptance is required upon achievement of performance milestones, revenue is recognized after the acceptance criteria have been met. For products that include installation, if the installation meets the criteria to be considered a separate element, product revenue is recognized upon delivery, and recognition of installation revenue is delayed until the installation is complete. Otherwise, neither the product nor the installation revenue is recognized until the installation is complete.
Where software is licensed separately, revenue is recognized when the software is delivered and has been transferred to the customer or, in the case of electronic delivery of software, when the customer is given access to the licensed software programs.
We also evaluate whether collection of the receivable is probable, the fee is fixed or determinable and whether any other undelivered elements of the arrangement exist on which a portion of the total fee would be allocated based on vendor-specific objective evidence ("VSOE"). When VSOE is not available, we use third-party evidence ("TPE") or management's best estimate of selling price ("ESP").
Service revenue.  Revenue from services includes repair and calibration services, extended warranty, customer and software support, consulting, training and education. Service revenue is deferred and recognized over the contractual period or as services are rendered and accepted by the customer. For example, customer support contracts are recognized ratably over the contractual period, while training revenue is recognized as the training is provided to the customer. In addition, the four revenue recognition criteria described above must be met before service revenue is recognized.
Revenue recognition for arrangements with multiple deliverables.  Our multiple-element arrangements are generally comprised of a combination of measurement instruments, installation or other start-up services, and/or software and/or support or services. Hardware and software elements are typically delivered at the same time, and revenue is recognized upon delivery and acceptance, if required, once title and risk of loss pass to the customer. Delivery of installation, start-up services and other services varies based on the complexity of the equipment, staffing levels in a geographic location and customer preferences, and can range from a few days to a few months. Service revenue is deferred and recognized over the contractual period or as services are rendered and accepted by the customer. Revenue from the sale of software products that are not required to deliver the tangible product's essential functionality are accounted for under software revenue recognition rules, which require VSOE of fair value to allocate revenue in a multiple-element arrangement. Our arrangements generally do not include any provisions for cancellation, termination or refunds that would significantly impact recognized revenue.
We evaluate the deliverables in our multiple-element arrangements and conclude that they are separate units of accounting if it is determined the delivered item or items have value to the customer on a standalone basis. For arrangements that include a general right of return relative to the delivered item(s), delivery or performance of the undelivered item(s) has been determined to be probable and substantially in our control. We allocate revenue to each element in our multiple-element arrangements based on their relative selling prices. We determine the selling price for each deliverable based on a selling price hierarchy. The selling price for a deliverable is based on VSOE if available, TPE if VSOE is not available, or ESP if neither VSOE nor TPE is available. Revenue allocated to each element is then recognized when the basic revenue recognition criteria for that element have been met.
Within our Ixia Solutions Group, when an arrangement contains software and non-software deliverables, we use a two-step process to allocate revenue to each element in the arrangement. First, we allocate the total arrangement fee to the separate non-software and software deliverables as a group based on their relative selling prices. Then, we allocate revenue within the software group utilizing the residual method with revenue allocated to the undelivered elements based on VSOE and the residual amount allocated to the delivered elements.
We use VSOE of selling price in the selling price allocation in all instances where it exists. VSOE of selling price for products and services is determined when a substantial majority of the selling prices fall within a reasonable range when sold separately. TPE of selling price can be established by evaluating largely interchangeable competitor products or services in standalone sales to similarly situated customers. As our products contain a significant element of proprietary technology and the solution offered differs substantially from that of competitors, it is difficult to obtain the reliable standalone competitive pricing necessary to establish TPE. ESP represents the best estimate of the price at which we would transact a sale if the product or service were sold on a standalone basis. We determine ESP for a product or service by using historical selling prices that reflect multiple factors including, but not limited to, customer type, geography, market conditions, competitive landscape, gross margin objectives and pricing practices. The determination of ESP is made through consultation with and approval by management. We may modify or develop new pricing practices and strategies in the future. As these pricing strategies evolve, changes may occur in ESP. The aforementioned factors may result in a different allocation of revenue to the deliverables in multiple-element arrangements, which may change the pattern and timing of revenue recognition for these elements but will not change the total revenue recognized for the arrangement.
Shipping and handling costs.  Our shipping and handling costs charged to customers are included in net revenue, and the associated expense is recorded in cost of products for all periods presented.
Deferred revenue.  Deferred revenue represents the amount of service and software revenue deferred and recognized over the contractual period or as services are rendered and accepted by the customer. In addition, it includes the amount allocated to undelivered elements in multiple-element arrangements. We limit the revenue recognized to the amount that is not contingent on the future delivery of products or services or meeting other specified performance conditions.
Accounts receivable, net.  Trade accounts receivable are recorded at the invoiced amount and do not bear interest. Such accounts receivable have been reduced by an allowance for doubtful accounts, which is our best estimate of the amount of probable credit losses in our existing accounts receivable. We determine the allowance based on customer specific experience and the aging of such receivables, among other factors. The allowance for doubtful accounts was approximately $2 million and $3 million as of October 31, 2018 and 2017, respectively. We do not have any off-balance-sheet credit exposure related to our customers. Accounts receivable are also recorded net of estimated product returns.
Share-based compensation.  We account for share-based awards made to our employees and directors, including restricted stock units, employee stock purchases made under Keysight's Employee Stock Purchase Plan ("Keysight's ESPP"), employee stock option awards, and performance share awards under Keysight Technologies, Inc. Long-Term Performance ("Keysight's LTP") Program, using the estimated grant date fair value method of accounting. We recorded compensation expense for all share-based awards of $59 million in 2018, $56 million in 2017 and $49 million in 2016.
Inventory.  Inventory is valued at standard cost, which approximates actual cost computed on a first-in, first-out basis, not in excess of market value. We assess the valuation of our inventory on a periodic basis and make adjustments to the value for estimated excess and obsolete inventory based on estimates about future demand and actual usage. The excess balance determined by this analysis becomes the basis for our excess inventory charge. Our excess inventory review process includes analysis of sales unit forecasts, managing product rollovers and working with manufacturing to maximize recovery of excess inventory.
Warranty.  Effective December 1, 2017, the Keysight warranties on products sold through direct sales channels are primarily for one year. Warranties for products sold through distribution channels continue to be primarily for three years. We accrue for standard warranty costs based on historical trends in warranty charges. The accrual is reviewed regularly and periodically adjusted to reflect changes in warranty cost estimates. Estimated warranty charges are recorded within cost of products at the time related product revenue is recognized. See Note 15, "Guarantees."
We also sell extended warranties that provide warranty coverage beyond the standard warranty term. Revenue associated with extended warranties is deferred and recognized over the extended coverage period.
Loss contingencies. We accrue for probable losses from contingencies, including legal settlement costs, on an undiscounted basis when such costs are considered probable of being incurred and are reasonably estimable. We periodically evaluate available information, both internal and external, relative to such contingencies and adjust this accrual as necessary.
Taxes on income.  Income tax expense is based on income or loss before taxes. Deferred income taxes reflect the effect of temporary differences between asset and liability amounts that are recognized for financial reporting purposes and the amounts that are recognized for income tax purposes. These deferred taxes are measured by applying currently enacted tax laws. Valuation allowances are recognized to reduce deferred tax assets to the amount that is more likely than not to be realized.
We account for uncertainty in income taxes using a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50 percent likely of being realized upon settlement. We make adjustments to these reserves when facts and circumstances change, such as the closing of a tax audit or the refinement of an estimate due to new information. We classify the liability for unrecognized tax benefits as current to the extent that the company anticipates payment (or receipt) of cash within one year. Interest and penalties related to uncertain tax positions are recognized in the provision for income taxes. Given the number of years and numerous matters that remain subject to examination in various tax jurisdictions, we are unable to estimate the range of possible changes to the balance of our unrecognized tax benefits.
Goodwill and other intangible assets.  Goodwill is assessed for impairment on a reporting unit basis at least annually in the fourth quarter, as of September 30, or more frequently when events and circumstances occur indicating that the recorded goodwill may be impaired. The impairment test compares the fair value of a reporting unit with its carrying amount, with an impairment charge recorded for the amount by which the carrying amount exceeds the reporting unit’s fair value. We determine fair values for each of the reporting units using the market approach, when available and appropriate, or the income approach, or a combination of both. If multiple valuation methodologies are used, the results are weighted appropriately. Valuations using the market approach are derived from metrics of publicly traded comparable companies. The selections of comparable businesses are based on the markets in which our reporting units operate, giving consideration to risk profiles, size, geography and diversity of products and services. Under the income approach, fair value is determined based on the present value of estimated future cash flows, discounted at an appropriate risk-adjusted rate. We use our internal forecasts to estimate future cash flows and include an estimate of long-term future growth rates based on our most recent views of the long-term outlook for each business.
As defined in the authoritative guidance, a reporting unit is an operating segment or one level below an operating segment. During the fourth quarter of 2018, we performed our annual impairment test for all our reporting units. Based on the results of our testing, the fair value of each of our reporting units exceeded the carrying value, except for our Ixia Solutions Group (“ISG”)
reporting unit. The primary factors contributing to a reduction in fair value of ISG were weaker-than-expected market growth rates since acquisition and significant integration efforts resulting in lower revenue and profitability trends included in our long-term financial forecasts. As a result, we recorded an impairment loss of $709 million for ISG for the year ended October 31, 2018. There were no impairments of goodwill during the years ended October 31, 2017 and 2016. Refer to Note 3, “Acquisitions,” and Note 10, “Goodwill and Other Intangible Assets,” for additional information about our goodwill and other intangible assets.
Other intangible assets consist primarily of developed technologies, proprietary know-how, trademarks, customer relationships, non-compete agreements, and acquired backlog and are amortized using the straight-line method over estimated useful lives ranging from 2 months to 10 years. We review other intangible assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable or that the useful lives of these assets are no longer appropriate. No impairments of purchased intangible assets were recorded during the years ended October 31, 2018, 2017 and 2016.
The authoritative accounting guidance allows a qualitative approach for testing indefinite-lived intangible assets for impairment, similar to the impairment testing guidance for goodwill. It allows the option to first assess qualitative factors (events and circumstances) that could have affected the significant inputs used in determining the fair value of the indefinite-lived intangible asset. The qualitative factors assist in determining whether it is more-likely-than-not that the indefinite-lived intangible asset is impaired. An organization may choose to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to calculating its fair value. Our indefinite-lived intangible assets are in-process research and development ("IPR&D") intangible assets. In 2018 and 2017, we assessed impairment by performing a qualitative test and recorded impairment charges of $5 million and $7 million, respectively, related to cancellations of IPR&D projects. There were no impairments in 2016.
Advertising. Advertising costs are expensed as incurred and were $21 million in 2018, $22 million in 2017 and $19 million in 2016.
Research and development.  Costs related to the research, design and development of our products are charged to research and development expense as they are incurred.
Sales taxes.  Sales taxes collected from customers and remitted to governmental authorities are not included in our revenue.
Investments. Cost method investments, consisting of non-marketable equity securities, are accounted for at historical cost. Trading securities are reported at fair value, with gains or losses resulting from changes in fair value recognized currently in earnings. Investments designated as available-for-sale are reported at fair value, with unrealized gains and losses, net of tax, included in accumulated other comprehensive income. The company assesses investments for impairment whenever events or changes in circumstances indicate that the carrying value of an investment may not be recoverable. There was no impairment recognized in 2018 and 2017. In 2016, cost method investments with a carrying amount of $2 million were written down to their fair value of zero, resulting in an impairment charge of $2 million, which is included in other income (expense).
Net income per share.  Basic net income per share is computed by dividing net income by the weighted average number of common shares outstanding during the period excluding the dilutive effect of stock options and other employee stock plans. Diluted net income per share gives effect to all potentially dilutive common stock equivalents outstanding during the period. The dilutive effect of share-based awards is reflected in diluted net income per share by application of the treasury stock method, which includes consideration of unamortized share-based compensation expense, and the dilutive effect of in-the-money options and non-vested restricted stock units. Under the treasury stock method, the amount the employee must pay for exercising stock options and unamortized share-based compensation expense are assumed proceeds to be used to repurchase hypothetical shares.
Cash, cash equivalents and short term investments.  We classify investments as cash equivalents if their original maturity or remaining maturity at the time of purchase is three months or less at the date of purchase. Cash equivalents are stated at cost, which approximates fair value.
As of October 31, 2018, approximately $782 million of our cash and cash equivalents was held outside of the U.S. in our foreign subsidiaries. Under U.S. tax legislation that was enacted on December 22, 2017, certain earnings currently held outside of the U.S. are deemed to be repatriated to the U.S., with foreign cash balances generally subject to an effective U.S. tax rate of 15.5 percent and certain cumulative foreign earnings in excess of foreign cash balances subject to an effective U.S. tax rate of 8 percent. Our cash and cash equivalents mainly consist of short-term deposits held at major global financial institutions, investments in institutional money market funds, and similar short duration instruments with original maturities of 90 days or less. We continuously monitor the creditworthiness of the financial institutions in which we invest our funds.
We classify investments as short-term investments if their original maturities are greater than three months and their remaining maturities are one year or less.
Restricted cash. As of October 31, 2018, restricted cash of approximately $4 million consisted primarily of deposits held as collateral against bank guarantees, of which $2 million is classified within other current assets and $2 million is classified within other assets in the consolidated balance sheet. As of October 31, 2017, restricted cash of approximately $2 million consisted of deposits held as collateral against bank guarantees and is classified within other assets in the consolidated balance sheet.
Fair value of financial instruments.  The carrying values of certain of our financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and other accrued liabilities, approximate fair value because of their short maturities. The fair value of long-term equity investments is determined using quoted market prices for those securities when available. For those long-term equity investments accounted for under the cost or equity method, the carrying value approximates estimated fair value. The fair value of our long-term debt, calculated from quoted prices that are primarily Level 1 inputs under the accounting guidance fair value hierarchy, exceeded the carrying value by approximately $3 million and $91 million as of October 31, 2018 and 2017, respectively. The fair value of foreign currency contracts used for hedging purposes is estimated internally by using inputs tied to active markets. These inputs, for example, interest rate yield curves, foreign exchange rates, and forward and spot prices for currencies, are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities. See also Note 12, "Fair Value Measurements," for additional information on the fair value of financial instruments.
Concentration of credit risk.  Financial instruments that potentially subject us to significant concentration of credit risk include money market fund investments, time deposits and demand deposit balances. These investments are categorized as cash and cash equivalents and long-term investments. In addition, we have credit risk from derivative financial instruments used in hedging activities and accounts receivable. We invest in a variety of financial instruments and limit the amount of credit exposure with any one financial institution. We have a comprehensive credit policy in place and credit exposure is monitored on an ongoing basis.
Credit risk with respect to our accounts receivable is diversified due to the large number of entities comprising our customer base and their dispersion across many different industries and geographies. Credit evaluations are performed on customers requiring credit over a certain amount.
Credit risk is mitigated through collateral, such as letters of credit, bank guarantees or payment terms like cash in advance. No single customer accounted for more than 10 percent of accounts receivable as of October 31, 2018 or 2017.
Derivative instruments.  We are exposed to global foreign currency exchange rate risk in the normal course of business. We enter into foreign exchange hedging contracts, primarily forward contracts and purchased options to manage financial exposures resulting from changes in foreign currency exchange rates. Foreign currency exposures include committed and anticipated revenue and expense transactions (cash flow exposure) and assets and liabilities that are denominated in currencies other than the functional currency of the subsidiary (balance sheet exposure). For cash flow hedges, contracts are designed at inception as hedges of the related foreign currency exposures. For option contracts, we exclude time value from the measurement of effectiveness. We formally document all relationships between hedging instruments and hedged items, as well as our risk-management objective and strategy for undertaking various hedge transactions at the inception of the hedge. This process includes linking all derivatives that are designated as cash flow hedges to specific forecasted transactions. We also formally assess, both at the hedge’s inception and on an ongoing basis, whether the hedging instruments are highly effective in offsetting changes in cash flows of hedged items. Our foreign exchange hedging contracts generally mature within twelve months. We do not use derivative financial instruments for speculative trading purposes.
All derivatives are recognized on the balance sheet at their fair values. For derivative instruments that are designated and qualify as a cash flow hedge, changes in the value of the effective portion of the derivative instrument is recognized in accumulated comprehensive income, a component of stockholders' equity. Amounts associated with cash flow hedges are reclassified and recognized in income when either the forecast transaction occurs or it becomes probable the forecast transaction will not occur. Derivatives not designated as hedging instruments are recorded on the balance sheet at fair value, and changes in fair value are recorded in earnings in the current period. Derivative instruments are subject to master netting arrangements and qualify for net presentation in the balance sheet. Changes in the fair value of the ineffective portion of derivative instruments are recognized in earnings in the current period. Cash flows from derivative instruments are classified in the statement of cash flows in the same category as the cash flows from the hedged or economically hedged item, primarily in operating activities.
Property, plant and equipment.  Property, plant and equipment are stated at cost less accumulated depreciation. Additions, improvements and major renewals are capitalized; maintenance, repairs and minor renewals are expensed as incurred. When assets are retired or disposed of, the assets and related accumulated depreciation and amortization are removed from our general ledger, and the resulting gain or loss is reflected in the consolidated statement of operations. Buildings and improvements are depreciated over the lesser of their useful lives or the remaining term of the lease and machinery and equipment, which is generally over three years to ten years. We use the straight-line method to depreciate assets.
Leases.  We lease buildings, machinery and equipment under operating leases for original terms ranging generally from one year to twenty-five years. Certain leases contain renewal options for periods up to ten years.
Capitalized software.  We capitalize certain internal and external costs incurred to acquire or create internal use software. Capitalized software is included in property, plant and equipment and is depreciated over three years once development is complete.
Impairment of long-lived assets.  We continually monitor events and changes in circumstances that could indicate carrying amounts of long-lived assets, including intangible assets, may not be recoverable. When such events or changes in circumstances occur, we assess the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the undiscounted future cash flows is less than the carrying amount of those assets, we recognize an impairment loss based on the excess of the carrying amount over the fair value of the assets.
Restructuring costs.  The main component of our existing restructuring plans is related to workforce reductions. Workforce reduction charges are accrued when payment of benefits becomes probable and the amounts can be estimated. If the amounts and timing of cash flows from restructuring activities are significantly different from what we have estimated, the actual amount of restructuring and other related charges could be materially different, either higher or lower, than those we have recorded.
Employee compensation and benefits.  Amounts owed to employees, such as accrued salary, bonuses and vacation benefits are reported within employee compensation and benefits in the consolidated balance sheet. The total amount of accrued vacation benefit was $80 million and $72 million as of October 31, 2018 and 2017, respectively.
Foreign currency translation.  We translate and remeasure balance sheet and statement of operations items into U.S. dollars. For those subsidiaries that operate in a local currency functional environment, all assets and liabilities are translated into U.S. dollars using current exchange rates at the balance sheet date; revenue and expenses are translated using monthly exchange rates that approximate average exchange rates in effect during each period. Resulting translation adjustments are reported as a separate component of accumulated other comprehensive income (loss) in stockholders' equity.
For those subsidiaries that operate in a U.S. dollar functional environment, foreign currency assets and liabilities are re-measured into U.S. dollars at current exchange rates except for non-monetary assets and capital accounts, which are remeasured at historical exchange rates. Revenue and expenses are generally remeasured at monthly exchange rates that approximate average exchange rates in effect during each period. Gains or losses from foreign currency re-measurement are included in net income. Net gains or losses resulting from foreign currency transactions are reported in other income (expense) and were a $4 million gain in 2018, a $1 million gain in 2017, and zero in 2016.
Retirement plans and post-retirement benefit plan assumptions.  Pension accounting is intended to reflect the recognition of future benefit costs over the employees' average expected future service to Keysight based on the terms of the plans and investment and funding decisions. To estimate the impact of these future payments and our decisions concerning funding of these obligations, we are required to make assumptions using actuarial concepts within the framework of GAAP. Two critical assumptions are the discount rate and the expected long-term return on plan assets. Other important assumptions include expected future salary increases, expected future increases to benefit payments, expected retirement dates, employee turnover, retiree mortality rates and portfolio composition. We evaluate these assumptions at least annually. See Note 14, "Retirement Plans and Post-Retirement Benefit Plans."